Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Interest bearing	$ 72,125
Non-interest bearing	110,832
Payables after notice	290,406
Payable on a fixed date	402,080
Total	875,443	$ 787,376	$ 769,478
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	48,557
Non-interest bearing	72,516
Payables after notice	124,453
Payable on a fixed date	287,000
Total	532,526		515,290
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	23,384
Non-interest bearing	38,229
Payables after notice	163,610
Payable on a fixed date	73,597
Total	298,820		217,720
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	184
Non-interest bearing	87
Payables after notice	2,343
Payable on a fixed date	41,483
Total	44,097		36,468
Banks [member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,679
Non-interest bearing	1,705
Payables after notice	1,710
Payable on a fixed date	24,696
Total	32,790		30,901
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	52,614
Non-interest bearing	66,851
Payables after notice	156,344
Payable on a fixed date	266,124
Total	541,933		495,831
Individuals [member]
Disclosure Of Deposits [Line Items]
Interest bearing	14,832
Non-interest bearing	42,276
Payables after notice	132,352
Payable on a fixed date	111,260
Total	$ 300,720		$ 242,746